Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Expenses
General and administrative	$ 258,457	$ 264,035	$ 1,568,707	$ 2,453,700
Total operating expenses	258,457	264,035	1,568,707	2,453,700
Operating loss	(258,457)	(264,035)	(1,568,707)	(2,453,700)
Other Expenses / Income
Gain (loss) on extinguishment of debt		(516,083)	(1,842,273)	441,041
Fair value of stock issued for note modification		(5,382)	(449,660)	(168,856)
Interest expense	(145,182)	(78,383)	(446,278)	(203,287)
Total other expenses / income	(145,182)	(599,848)	(2,738,211)	68,898
Income (loss) from operations before income taxes	(403,639)	(863,883)	(4,306,918)	(2,384,802)
Provision for income taxes
Net Income (Loss)	$ (403,639)	$ (863,883)	$ (4,306,918)	$ (2,384,802)
Net loss per share - basic	$ (0.16)	$ (0.38)	$ (1.81)	$ (1.07)
Net loss per share - diluted	$ (0.16)	$ (0.38)	$ (1.81)	$ (1.07)
Weighted average common shares - basic	2,586,982	2,275,979	2,377,691	2,231,671
Weighted average common shares - diluted	2,586,982	2,275,979	2,377,691	2,231,671